ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE EQUITY INCOME FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 95.0%
CONSUMER DISCRETIONARY 14.1%
Automobiles 0.2%
Ford Motor	6,477,000	52,399
		52,399
Distributors 0.5%
Genuine Parts	2,740,000	118,176
		118,176
Diversified Consumer Services 0.6%
H&R Block	6,250,000	135,875
		135,875
Household Durables 2.6%
D. R. Horton	3,487,000	83,514
Fortune Brands	1,744,000	130,992
Newell Rubbermaid	7,473,000	211,635
Sony (JPY)	3,238,000	131,167
		557,308
Leisure Equipment & Products 1.6%
Eastman Kodak	6,477,000	145,085
Mattel	10,712,000	211,026
		356,111
Media 7.3%
CBS, Class B	5,729,000	161,386
Comcast, Class A (1)	3,000,000	110,550
Disney	6,477,000	200,204
Dow Jones (2)	4,460,000	149,588
EchoStar Communications, Class A (1)	2,242,000	73,403
New York Times, Class A (2)	8,569,000	196,916
Time Warner	14,946,000	272,466
Tribune	8,719,000	285,286
Viacom, Class B (1)	3,986,000	148,199
		1,597,998
Specialty Retail 1.3%
Home Depot	5,730,000	207,827
RadioShack	3,500,000	67,550
		275,377
Total Consumer Discretionary		3,093,244
CONSUMER STAPLES 8.9%
Beverages 2.3%
Anheuser-Busch	5,231,000	248,525
Coca-Cola	5,480,000	244,846
		493,371
Food & Staples Retailing 1.3%
Sysco	1,843,000	61,648
Wal-Mart	4,733,000	233,432
		295,080
Food Products 2.1%
Campbell Soup	3,238,000	118,187
General Mills	3,487,000	197,364
McCormick	2,500,000	94,950
Sara Lee	2,500,000	40,175
		450,676
Household Products 1.9%
Colgate-Palmolive	4,484,000	278,456
Kimberly-Clark	2,152,000	140,655
		419,111
Personal Products 0.8%
Avon	5,480,000	168,017
		168,017
Tobacco 0.5%
UST	1,993,000	109,276
		109,276
Total Consumer Staples		1,935,531
ENERGY 9.0%
Energy Equipment & Services 0.7%
Schlumberger	2,445,000	151,663
		151,663
Oil, Gas & Consumable Fuels 8.3%
Anadarko Petroleum	3,424,000	150,074
BP ADR	2,740,000	179,689
Chevron	6,228,000	403,948
ExxonMobil	6,113,000	410,182
Hess	4,932,000	204,284
Murphy Oil	3,100,000	147,405
Royal Dutch Shell ADR, Class A	4,758,000	314,504
		1,810,086

Total Energy		1,961,749
FINANCIALS 17.8%
Capital Markets 4.7%
Charles Schwab	11,957,000	214,030
Janus Capital Group	1,700,000	33,524
Mellon Financial	6,300,000	246,330
Morgan Stanley	4,890,000	356,530
State Street	2,989,000	186,514
		1,036,928
Commercial Banks 3.0%
Bank of Ireland (EUR)	228,800	4,479
Fifth Third Bancorp	6,228,000	237,162
Mercantile Bankshares	1,793,000	65,032
National City	2,342,000	85,717
SunTrust	2,201,000	170,093
Wells Fargo	2,543,000	92,006
		654,489
Diversified Financial Services 3.9%
Bank of America	3,423,000	183,370
Citigroup	2,191,000	108,827
J.P. Morgan Chase	11,957,000	561,501
		853,698
Insurance 5.6%
American International Group	4,235,000	280,611
Chubb	1,893,000	98,360
Lincoln National	3,238,000	201,015
Marsh & McLennan	11,957,000	336,589
St. Paul Travelers Companies	3,912,000	183,434
UnumProvident	6,846,000	132,744
		1,232,753
Real Estate Investment Trusts (REITs) 0.1%
Simon Property Group, REIT	115,600	10,476
		10,476
Thrifts & Mortgage Finance 0.5%
Fannie Mae	1,956,000	109,360
		109,360
Total Financials		3,897,704
HEALTH CARE 9.9%
Biotechnology 0.4%
MedImmune (1)	2,989,000	87,309
		87,309
Health Care Equipment & Supplies 1.2%
Baxter International	2,989,000	135,880
Boston Scientific (1)	8,914,000	131,838
		267,718
Pharmaceuticals 8.3%
Abbott Laboratories	3,737,000	181,469
Bristol Myers Squibb	6,250,000	155,750
Eli Lilly	4,484,000	255,588
Johnson & Johnson	3,668,000	238,200
Merck	8,470,000	354,893
Pfizer	9,964,000	282,579
Schering-Plough	4,484,000	99,051
Wyeth	4,890,000	248,608
		1,816,138
Total Health Care		2,171,165
INDUSTRIALS & BUSINESS SERVICES 12.5%
Aerospace & Defense 2.1%
Honeywell International	6,975,000	285,278
Raytheon	3,487,000	167,411
		452,689
Building Products 0.2%
Masco	1,750,000	47,985
		47,985
Commercial Services & Supplies 1.6%
Avery Dennison	2,934,000	176,539
Waste Management	4,733,000	173,606
		350,145
Electrical Equipment 0.5%
Cooper Industries, Class A	1,246,000	106,184
		106,184
Industrial Conglomerates 4.5%
3M	2,491,000	185,380
GE	17,936,000	633,141
Tyco International	5,979,000	167,352
		985,873
Machinery 1.8%
Deere	1,694,000	142,143
Eaton	1,196,000	82,345
Illinois Tool Works	1,000,000	44,900
Pall	4,401,000	135,595
		404,983
Road & Rail 1.8%
Norfolk Southern	2,242,000	98,760
Union Pacific	3,288,000	289,344
		388,104
Total Industrials & Business Services		2,735,963
INFORMATION TECHNOLOGY 7.0%
Communications Equipment 2.3%
Cisco Systems (1)	7,722,000	177,606
Lucent Technologies (1)	16,921,000	39,595
Motorola	4,875,000	121,875
Nokia ADR	8,821,000	173,686
		512,762
Computers & Peripherals 1.9%
Dell (1)	7,000,000	159,880
IBM	2,989,000	244,919
		404,799
Semiconductor & Semiconductor Equipment 1.1%
Analog Devices	4,235,000	124,466
Intel	5,231,000	107,602
		232,068
Software 1.7%
Microsoft	13,950,000	381,253
		381,253
Total Information Technology		1,530,882
MATERIALS 5.1%
Chemicals 2.0%
Chemtura	4,733,000	41,035
DuPont	4,982,000	213,429
Hercules (1)	582,900	9,192
International Flavors & Fragrances	4,135,000	163,498
		427,154
Construction Materials 0.6%
Vulcan Materials	1,712,000	133,964
		133,964
Metals & Mining 0.5%
Alcoa	4,235,000	118,750
		118,750
Paper & Forest Products 2.0%
International Paper	9,865,000	341,625
MeadWestvaco	3,487,000	92,440
		434,065
Total Materials		1,113,933
TELECOMMUNICATION SERVICES 5.4%
Diversified Telecommunication Services 3.9%
AT&T	11,957,000	389,320
Qwest Communications International (1)	24,907,000	217,189
Verizon Communications	5,624,000	208,819
Windstream (1)	3,286,000	43,342
		858,670
Wireless Telecommunication Services 1.5%
Alltel	3,179,000	176,435
Sprint Nextel	8,902,000	152,669
		329,104
Total Telecommunication Services		1,187,774
UTILITIES 5.3%
Electric Utilities 2.6%
Entergy	2,491,000	194,871
FirstEnergy	2,348,000	131,159
Pinnacle West Capital	1,843,000	83,027
Progress Energy	3,423,000	155,336
		564,393
Multi-Utilities 2.7%
Duke Energy	7,091,000	214,148
NiSource	9,466,000	205,791
Teco Energy	2,591,000	40,549
XCEL Energy	6,357,000	131,272
		591,760
Total Utilities		1,156,153

Total Common Stocks (Cost $16,518,010)		20,784,098
CONVERTIBLE BONDS 0.3%
Lucent Technologies, 8.00%, 8/1/31 (Tender 8/2/07)	65,008,000	65,580
Total Convertible Bonds (Cost $70,255)		65,580
SHORT-TERM INVESTMENTS 4.4%
Money Market Funds 4.4%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	956,846,628	956,847
Total Short-Term Investments (Cost $956,847)		956,847
Total Investments in Securities
99.7% of Net Assets (Cost $17,545,112)		$21,806,525

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Affiliated company
(3)	Seven-day yield
ADR	American Depository Receipts
EUR	Euro
JPY	Japanese Yen
REIT	Real Estate Investment Trust

(2) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	9/30/06	12/31/05
Dow Jones	$-	$519	$3,357	$149,588	$158,853
New York Times
Class A	20,131	12,573	4,269	196,916	211,600
T. Rowe Price Reserve
Investment Fund, 5.37%	¤	¤	30,613	956,847	801,223
Totals			$38,239	$1,303,351	$1,171,676

‡	Includes dividend income of $38,239 and no interest income.
¤	Purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Income Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Income Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $17,545,112,000. Net unrealized gain aggregated $4,261,420,000 at period-end, of which $4,905,684,000 related to appreciated investments and $644,264,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees.

For the period ended September 30, 2006, total realized loss on all affiliated companies was $4,952,000.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Income Fund

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 17, 2006